Goodwill - Goodwill by Reporting Unit (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 1,239.9	$ 1,257.4	$ 1,075.2
United States
Goodwill [Line Items]
Goodwill	532.0	532.4
Germany
Goodwill [Line Items]
Goodwill	121.4	127.1
Netherlands
Goodwill [Line Items]
Goodwill	110.9	98.7
United Kingdom
Goodwill [Line Items]
Goodwill	81.4	101.1
France
Goodwill [Line Items]
Goodwill	66.8	69.0
Right Management
Goodwill [Line Items]
Goodwill	62.1	62.1
Other reporting units
Goodwill [Line Items]
Goodwill	$ 265.3	$ 267.0